Related party and employee transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions	(a) Amounts due from employees
	December 31, 2012	June 30, 2013
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	133,377	-